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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: March 31, 2009

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.



                      ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                   MARCH  31, 2009


Common Stock                         Shares     Value  Common Stock                          Shares       Value
------------------------------------ ------ ---------  ---------------------------------- --------- -----------
BASIC MATERIALS - 4.2%                                 CONSUMER, CYCLICAL - 12.0%
  Agnico-Eagle Mines Ltd             10,400 $ 591,968   Advance Auto Parts, Inc.              6,500 $   267,020
  Air Products & Chemicals            4,400   247,500   AnnTaylor Stores Corp.*               6,900      35,880
  Albemarle Corp.                     7,300   158,921   Bed Bath & Beyond, Inc.*             12,500     309,375
  Carpenter Technology Corp.          9,300   131,316   Centex Corp.*                         4,900      36,750
  CF Industries Holdings, Inc.        3,800   270,294   Chipotle Mexican Grill, Inc.*         2,300     131,813
  Cliffs Natural Resources, Inc.     10,700   194,312   Choice Hotels International           7,500     193,650
  Ecolab, Inc.                       14,500   503,585   Coach, Inc.                          16,500     275,550
  Intrepid Potash, Inc.*             14,800   273,060   Copart, Inc.*                         6,200     183,892
  Sherwin-Williams Co.                5,400   280,638   Dick's Sporting Goods, Inc.*          8,100     115,587
  Sigma-Aldrich Corp.                 5,600   211,624   DreamWorks Animation SKG*             7,400     160,136
  Terra Industries, Inc.              6,900   193,821   Family Dollar Stores, Inc.           12,100     403,777
                                                        Fastenal Co.                          7,800     250,809
COMMUNICATIONS - 9.4%                                   International Game Tech.             22,800     210,216
  American Tower Corp.*              22,600   687,718   KB Home                               5,300      69,854
  Baidu, Inc. - ADR*                    900   158,940   Lennar Corp.                          8,500      63,835
  Cablevision Systems Corp.          10,300   133,282   Marriott International, Inc.         17,300     283,028
  Central European Media*             4,300    49,278   Mattel, Inc.                          8,400      96,852
  Clear Channel Outdoor*              7,400    27,158   Men's Wearhouse, Inc.                 6,337      95,942
  Crown Castle International*        14,700   300,027   O'Reilly Automotive, Inc.*            8,100     283,581
  CTC Media, Inc.*                   14,200    64,752   PACCAR, Inc.                          4,700     121,072
  Ctrip.com International - ADR       3,700   101,380   Panera Bread Co.*                     4,100     229,190
  Digital River, Inc.*                6,100   181,902   PetSmart, Inc.                        6,800     142,528
  Discovery Communications*          11,700   171,405   Pulte Homes, Inc.*                    6,300      68,859
  Expedia, Inc.*                     25,500   231,540   Ross Stores, Inc.                    13,700     491,556
  Factset Research Systems            7,500   374,925   Skywest, Inc.                        10,100     125,644
  F5 Networks, Inc.*                  8,400   175,980   Southwest Airlines Co.               14,500      91,785
  JDS Uniphase Corp.*                22,400    72,800   Staples, Inc.                        12,900     233,619
  Juniper Networks, Inc.*            36,600   550,830   Starbucks Corp.*                     23,600     262,196
  Leap Wireless International*        9,500   331,265   Starwood Hotels & Resorts             7,000      88,900
  McAfee, Inc.*                      11,900   398,650   Tiffany & Co.                        15,500     334,180
  McGraw-Hill Cos., Inc.             12,700   290,449   Tim Hortons, Inc.                    11,700     296,829
  MetroPCS Communications*           24,500   418,460   TJX Cos., Inc.                       28,800     738,432
  NeuStar, Inc.*                      8,000   134,000   Toll Brothers, Inc.*                 10,000     181,600
  NII Holdings, Inc.*                14,700   220,500   Tractor Supply Co.*                   4,400     158,664
  Omnicom Group, Inc.                 7,100   166,140
  priceline.com, Inc.*                3,700   291,486
  SBA Communications Corp.*          22,400   521,920
  Shaw Communications, Inc.          10,200   154,530
  Sina Corp.*                         6,400   148,800
  Symantec Corp.*                     9,900   147,906
  VeriSign, Inc.*                    14,800   279,276
  WPP PLC - ADR                       4,585   128,151


                                  See Notes To Financial Statements



                      ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                   MARCH  31, 2009


Common Stock                         Shares     Value  Common Stock                          Shares       Value
------------------------------------ ------ ---------  ---------------------------------- --------- -----------
CONSUMER, CYCLICAL - 12.0% (Continued)                 CONSUMER, NON-CYCLICAL - 26.0% (Continued)
  Urban Outfitters, Inc.*             8,700 $ 142,419   Henry Schein, Inc.*                   7,500 $   299,925
  WABCO Holdings, Inc.*              14,200   174,802   Hershey Co.                           7,600     264,100
  Williams-Sonoma, Inc.              14,100   142,128   Hologic, Inc.*                       12,100     158,389
  WMS Industries, Inc.*               6,100   127,551   Humana, Inc.*                         5,400     140,832
  WW Grainger, Inc.                   4,000   280,720   Idexx Laboratories, Inc.*             6,800     235,144
  Wynn Resorts Ltd*                   6,500   129,805   Illumina, Inc.*                      17,200     640,528
  Yum! Brands, Inc.                  28,700   788,676   Intuitive Surgical, Inc.*             3,200     305,152
                                                        Iron Mountain, Inc.*                 11,900     263,823
CONSUMER, NON-CYCLICAL - 26.0%                          ITT Educational Services, Inc.*       4,100     497,822
  Alexion Pharmaceuticals*            5,100   192,066   JM Smucker Co.                        4,800     178,896
  Allergan, Inc.                     17,208   821,854   Laboratory Corp of America*           6,100     356,789
  American Medical Systems*          13,100   146,065   Life Technologies Corp.*              5,900     191,632
  Amylin Pharmaceuticals, Inc.*       9,700   113,975   Lincare Holdings, Inc.*               6,500     141,700
  Apollo Group, Inc.*                 9,129   715,075   Lorillard, Inc.                       8,300     512,442
  Arthrocare Corp.*                   6,300    30,870   Manpower, Inc.                        5,500     173,415
  Avon Products, Inc.                28,900   555,747   Martek Biosciences Corp.*             5,100      93,075
  Biogen Idec, Inc.*                  3,800   199,196   Masimo Corp.*                         4,500     130,410
  BioMarin Pharmaceutical, Inc.*      6,700    82,745   McCormick & Co., Inc.                14,200     419,894
  Brown-Forman Corp.                  9,625   373,739   McKesson Corp.                        4,200     147,168
  Cephalon, Inc.*                     2,900   197,490   Mead Johnson Nutrition Co.*          11,000     317,570
  Charles River Laboratories*         7,400   201,354   Millipore Corp.*                      3,100     177,971
  CIGNA Corp.                         6,000   105,540   Monster Worldwide, Inc.*             16,100     131,215
  Clorox Co.                          6,800   350,064   Moody's Corp.                         8,700     199,404
  Corporate Executive Board           7,900   114,550   Myriad Genetics, Inc.*                4,200     190,974
  Covance, Inc.*                      3,500   124,705   New Oriental Edu. - ADR*              3,600     180,900
  Coventry Health Care, Inc.*         5,950    76,993   Patterson Cos., Inc.*                 7,000     132,020
  CR Bard, Inc.                       7,200   573,984   Paychex, Inc.                        22,987     590,076
  DaVita, Inc.*                       4,500   197,775   QIAGEN NV*                           11,000     175,560
  DENTSPLY International, Inc.        9,900   265,815   Quanta Services, Inc.*               15,700     336,765
  DeVry, Inc.                        11,200   539,616   Quest Diagnostics, Inc.               8,122     385,633
  Edwards Lifesciences Corp.*         3,500   212,205   ResMed, Inc.*                         3,900     137,826
  Elan Corp PLC - ADR*               19,700   130,808   Ritchie Bros Auctioneers             25,400     472,186
  Equifax, Inc.                       6,200   151,590   Robert Half International, Inc.      11,300     201,479
  Express Scripts, Inc.*             13,800   637,146   SEI Investments Co.                   8,700     106,227
  Gen-Probe, Inc.*                    3,100   141,298   St Jude Medical, Inc.*               20,200     733,866
  Global Payments, Inc.               6,100   203,801   Strayer Education, Inc.                 900     161,883
  Health Net, Inc.*                   6,800    98,464   Techne Corp.                          3,800     207,898
                                                        Varian Medical Systems, Inc.*         8,600     261,784
                                                        Vertex Pharmaceuticals, Inc.*        11,370     326,660
                                                        VistaPrint Ltd*                       7,700     211,673
                                                        Warner Chilcott Ltd*                 13,300     139,916
                                                        Western Union Co.                    34,700     436,179
                                                        Zimmer Holdings, Inc.*                3,200     116,800


                                 See Notes To Financial Statements



                      ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                   MARCH  31, 2009


Common Stock                         Shares     Value  Common Stock                          Shares       Value
------------------------------------ ------ ---------  ---------------------------------- --------- -----------
ENERGY - 9.9%                                          FINANCIAL - 6.0% (Continued)
  Arch Coal, Inc.                    11,500 $ 153,755   Northern Trust Corp.                 12,800 $   765,696
  Baker Hughes, Inc.                  4,800   137,040   optionsXpress Holdings, Inc.         11,200     127,680
  Bill Barrett Corp.*                 6,800   151,232   RenaissanceRe Holdings Ltd            4,600     227,424
  BJ Services Co.                    20,500   203,975   SVB Financial Group*                  4,500      90,045
  Cabot Oil & Gas Corp.              13,000   306,410   WR Berkley Corp.                      8,100     182,655
  Cameron International Corp.*       20,400   447,372
  Complete Production Serv.*         11,800    36,344  INDUSTRIAL - 14.6%
  Concho Resources, Inc.*            21,800   557,862   Alliant Techsystems, Inc.*            3,800     254,524
  Consol Energy, Inc.                 7,700   194,348   AMETEK, Inc.                         11,200     350,224
  Core Laboratories                   4,600   336,536   Amphenol Corp.                        6,200     176,638
  Diamond Offshore Drilling           5,800   364,588   CH Robinson Worldwide, Inc.          12,700     579,247
  First Solar, Inc.*                  1,600   212,320   Cogent, Inc.*                        17,000     202,300
  FMC Technologies, Inc.*            15,300   479,961   Cummins, Inc.                         5,800     147,610
  Forest Oil Corp.*                  13,600   178,840   Cymer, Inc.*                          6,500     144,690
  Foundation Coal Holdings           15,600   223,860   Dolby Laboratories, Inc.*            10,400     354,744
  GT Solar International, Inc.*      35,400   235,056   Donaldson Co., Inc.                  10,600     284,504
  Mariner Energy, Inc.*              14,600   113,150   Empresa Brasileira - ADR*             9,900     131,373
  Massey Energy Co.                   7,900    79,948   Expeditors International             19,900     562,971
  Murphy Oil Corp.                   14,400   644,688   FLIR Systems, Inc.*                   5,600     114,688
  Nabors Industries Ltd*             21,100   210,789   Flowserve Corp.                       3,800     213,256
  Newfield Exploration Co.*          16,100   365,470   Fluor Corp.                          13,000     449,150
  Oceaneering International, Inc.*    5,600   206,472   Foster Wheeler AG*                   18,200     317,954
  Peabody Energy Corp.                6,200   155,248   General Cable Corp.*                  5,500     109,010
  SandRidge Energy, Inc.*            11,500    75,785   Gentex Corp.                         15,000     149,400
  Smith International, Inc.          22,800   489,744   Goodrich Corp.                       13,200     500,148
  Sunoco, Inc.                        4,000   105,920   Graco, Inc.                           5,000      85,350
  Tetra Technologies, Inc.*          16,000    52,000   Harsco Corp.                          5,000     110,850
  Ultra Petroleum Corp.*             11,600   416,324   IDEX Corp.                            7,325     160,198
  Williams Cos., Inc.                11,600   132,008   II-VI, Inc.*                          4,500      77,310
                                                        Itron, Inc.*                          2,200     104,170
FINANCIAL - 6.0%                                        ITT Corp.                             9,600     369,312
  AON Corp.                           4,900   200,018   Jabil Circuit, Inc.                  22,700     126,212
  Arch Capital Group Ltd*             4,500   242,370   Joy Global, Inc.                     17,100     364,230
  Assurant, Inc.                      4,300    93,654   Landstar System, Inc.                14,500     485,315
  Axis Capital Holdings Ltd           5,700   128,478   McDermott International, Inc.*       14,800     198,172
  BlackRock, Inc.                     2,400   312,096   Mettler-Toledo International*         2,200     112,926
  CME Group, Inc.                       800   197,112   National Instruments Corp.            8,550     159,458
  Eaton Vance Corp.                  16,800   383,880   Pall Corp.                            8,400     171,612
  Federated Investors, Inc.           7,100   158,046   Precision Castparts Corp.             9,900     593,010
  Franklin Resources, Inc.            3,500   188,545   Republic Services, Inc.              15,150     259,823
  HCC Insurance Holdings, Inc.        9,400   236,786   Rockwell Collins, Inc.               11,800     385,152
  Interactive Brokers Group*          8,800   141,944   Roper Industries, Inc.                5,800     246,210
  IntercontinentalExchange*           5,600   417,032   Stericycle, Inc.*                     7,900     377,067
  Janus Capital Group, Inc.          18,100   120,365   Terex Corp.*                          7,800      72,150
  Lazard Ltd                          5,900   173,460   Trimble Navigation Ltd*              20,000     305,600



                                  See Notes To Financial Statements



                      ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                   MARCH  31, 2009

                                                       Common Stock and
Common Stock                         Shares     Value  Short-Term Investments             Shares          Value
------------------------------------ ------ ---------  ---------------------------------- --------- -----------
INDUSTRIAL - 14.6% (Continued)                         TECHNOLOGY - 14.4% (Continued)
  Valmont Industries, Inc.            4,200 $ 210,882   MEMC Electronic Materials*            9,700 $   159,953
  Wabtec Corp.                        4,500   118,710   Microchip Technology, Inc.           13,057     276,678
  Waste Connections, Inc.*            5,900   151,630   National Semiconductor               12,000     123,240
  Waters Corp.*                       6,100   225,395   NetApp, Inc.*                        24,200     359,128
  Zebra Technologies Corp.*           9,300   176,886   Nvidia Corp.*                        32,500     320,450
                                                        ON Semiconductor Corp.*              20,100      78,390
TECHNOLOGY - 14.4%                                      Perot Systems Corp.*                 14,500     186,760
  Activision Blizzard, Inc.*         20,708   216,606   QLogic Corp.*                        14,600     162,352
  Adobe Systems, Inc.*               12,200   260,958   Red Hat, Inc.*                       32,000     570,880
  Altera Corp.                       27,700   486,135   Salesforce.com, Inc.*                 9,700     317,481
  American Reprographics Co.*        12,300    43,542   Seagate Technology*                  39,900     239,799
  Analog Devices, Inc.               17,300   333,371   Silicon Laboratories, Inc.*           8,700     229,680
  ANSYS, Inc.*                       10,600   266,060   Synopsys, Inc.*                       8,800     182,424
  Autodesk, Inc.*                    17,700   297,537   Teradyne, Inc.*                      25,900     113,442
  BMC Software, Inc.*                 8,800   290,400   Varian Semiconductor Equip.*          7,100     153,786
  Broadcom Corp.*                    30,600   611,388   Xilinx, Inc.                         23,400     448,344
  Check Point Software Tech.*         6,300   139,923                                               -----------
  Citrix Systems, Inc.*              11,000   249,040  TOTAL COMMON STOCK - 96.5%
  Cognizant Technology*              17,312   359,916   (Cost $99,428,700)                           70,692,219
  Dun & Bradstreet Corp.              5,600   431,200
  Electronic Arts, Inc.*             12,100   220,099  SHORT-TERM INVESTMENTS - 0.8%
  Fairchild Semiconductor*           11,600    43,268   Fifth Third Institutional Money Market Fund     577,498
  Fidelity National Information       7,300   132,860   (Cost $577,498)
  Fiserv, Inc.*                       3,900   142,194  TOTAL INVESTMENTS IN SECURITIES - 97.3%
  Integrated Device Technology*      14,900    67,795   (Cost $100,006,198)                          71,269,717
  Intersil Corp.                     11,900   136,850
  Intuit, Inc.*                      16,600   448,200  OTHER ASSETS LESS LIABILITIES - 2.7%           1,968,633
  Jack Henry & Associates             8,500   138,720                                               -----------
  Kla-Tencor Corp.                    7,700   154,000  TOTAL NET ASSETS - 100.0%                    $73,238,350
  Lam Research Corp.*                 7,300   166,221                                               ===========
  Linear Technology Corp.            13,000   298,740
  Logitech International*            13,500   138,780
  Marvell Technology Group*          40,900   374,644
  Maxim Integrated Products          11,300   149,273





* Securities are non-income producing
ADR - American Depository Receipt



                                              See Notes To Financial Statements


                                 ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                              MARCH 31, 2009


Common Stock                             Shares   Value        Common Stock                   Shares  Value
---------------------------------------- -------- ----------   ------------------------------ ------- ------------
BASIC MATERIALS - 2.7%                                         COMMUNICATIONS - 4.3% (Continued)
  Agnico-Eagle Mines Ltd                  15,100  $  859,492     McAfee, Inc.*                 3,900  $    130,650
  Air Products & Chemicals                 4,500     253,125     McGraw-Hill Cos., Inc.       13,100       299,597
  Albemarle Corp.                          2,200      47,894     MetroPCS Communications*      7,400       126,392
  BHP Billiton Ltd - ADR                   7,500     334,500     NeuStar, Inc.*                2,400        40,200
  Carpenter Technology Corp.              16,200     228,744     NII Holdings, Inc.*           4,000        60,000
  CF Industries Holdings, Inc.             1,000      71,130     Nokia OYJ - ADR              14,900       173,883
  Cia Vale do Rio Doce*                   22,000     292,600     Omnicom Group, Inc.           8,600       201,240
  Cliffs Natural Resources, Inc.           2,800      50,848     priceline.com, Inc.*          1,000        78,780
  Ecolab, Inc.                             4,800     166,704     SBA Communications Corp.*     7,000       163,100
  EI Du Pont de Nemours                    8,200     183,106     Shaw Communications, Inc.     3,100        46,965
  International Flavors                    5,600     170,576     Sina Corp.*                   2,200        51,150
  Intrepid Potash, Inc.*                   5,800     107,010     Symantec Corp.*              15,300       228,582
  Nucor Corp.                              4,800     183,216     Time Warner, Inc.             7,767       149,897
  Potash Corp.                             3,700     298,997     Time Warner Cable, Inc.*      1,950        48,365
  Praxair, Inc.                            4,700     316,263     VeriSign, Inc.*               5,200        98,124
  Rio Tinto PLC - ADR                      2,400     321,744     Verizon Communications       45,200     1,365,040
  Sherwin-Williams Co.                     8,600     446,942     Walt Disney Co.              11,900       216,104
  Sigma-Aldrich Corp.                      2,900     109,591     WPP PLC - ADR                 8,089       226,088
  Terra Industries, Inc.                   2,500      70,225     Yahoo! Inc.*                 13,000       166,530

COMMUNICATIONS - 4.3%                                          CONSUMER, CYCLICAL - 4.6%
  America Movil - ADR                      6,300     170,604     Advance Auto Parts, Inc.      2,800       115,024
  American Tower Corp.*                    8,600     261,698     AnnTaylor Stores Corp.*       1,900         9,880
  AT&T, Inc.                              56,800   1,431,360     Bed Bath & Beyond, Inc.*      5,300       131,175
  Baidu, Inc. - ADR*                         300      52,980     Centex Corp.*                23,600       177,000
  Cablevision Systems Corp.                3,000      38,820     Chipotle Mexican Grill, Inc.    800        45,848
  Central European Media*                  2,600      29,796     Choice Hotels International   2,700        69,714
  Cisco Systems, Inc.*                    18,100     303,537     Coach, Inc.                   5,000        83,500
  Clear Channel Outdoor*                   2,700       9,909     Copart, Inc.*                 1,600        47,456
  Crown Castle International*              6,200     126,542     CVS Caremark Corp.           12,000       329,880
  CTC Media, Inc.*                         4,000      18,240     Dick's Sporting Goods, Inc.*  3,500        49,945
  Ctrip.com International - ADR            1,800      49,320     DreamWorks Animation SKG*     2,100        45,444
  Digital River, Inc.*                     1,800      53,676     Family Dollar Stores, Inc.    4,900       163,513
  Discovery Communications*                5,600      82,040     Fastenal Co.                  3,400       109,327
  eBay, Inc.*                             13,800     173,328     Home Depot, Inc.             23,000       541,880
  Expedia, Inc.*                           8,200      74,456     International Game Tech.     25,900       238,798
  Factset Research Systems                 3,000     149,970     KB Home                       2,200        28,996
  F5 Networks, Inc.*                       2,700      56,565     Lennar Corp.                 20,000       150,200
  JDS Uniphase Corp.*                      9,300      30,225     Marriott International, Inc. 18,200       297,752
  Juniper Networks, Inc.*                 11,400     171,570     Mattel, Inc.                 17,900       206,387
  Leap Wireless International*             3,200     111,584



                                            See Notes To Financial Statements


                                 ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                              MARCH 31, 2009


Common Stock                             Shares   Value        Common Stock                   Shares  Value
---------------------------------------- -------- ----------   ------------------------------ ------- ------------
CONSUMER, CYCLICAL - 4.6% (Continued)                          CONSUMER, NON-CYCLICAL - 13.9% (Continued)
  Men's Wearhouse, Inc.                    3,275  $   49,584     Avon Products, Inc.          26,700  $    513,441
  O'Reilly Automotive, Inc.*               4,400     154,044     Biogen Idec, Inc.*            1,400        73,388
  PACCAR, Inc.                             8,300     213,808     BioMarin Pharmaceutical, Inc  4,100        50,635
  Panera Bread Co.*                        1,900     106,210     Brown-Forman Corp.            8,825       342,675
  PetSmart, Inc.                           5,100     106,896     Cephalon, Inc.*               1,000        68,100
  Pulte Homes, Inc.*                       2,500      27,325     Charles River Laboratories*   2,700        73,467
  Ross Stores, Inc.                        4,800     172,224     CIGNA Corp.                  11,600       204,044
  Skywest, Inc.                            2,800      34,832     Clorox Co.                    8,400       432,432
  Southwest Airlines Co.                  32,400     205,092     Coca-Cola Co.                14,700       646,065
  Staples, Inc.                           13,800     249,918     Colgate-Palmolive Co.         4,100       241,818
  Starbucks Corp.*                        10,500     116,655     Corporate Executive Board     2,700        39,150
  Starwood Hotels & Resorts               16,100     204,470     Covance, Inc.*                2,200        78,386
  Tiffany & Co.                           17,100     368,676     Coventry Health Care, Inc.*   1,850        23,939
  Tim Hortons, Inc.                        4,200     106,554     Covidien Ltd                 11,000       365,640
  TJX Cos., Inc.                          18,400     471,776     CR Bard, Inc.                 2,300       183,356
  Toll Brothers, Inc.*                     2,700      49,032     DaVita, Inc.*                 2,450       107,678
  Tractor Supply Co.*                      2,200      79,332     DENTSPLY International, Inc.  3,500        93,975
  Urban Outfitters, Inc.*                  4,000      65,480     DeVry, Inc.                   4,200       202,356
  WABCO Holdings, Inc.*                    4,800      59,088     Diageo PLC - ADR             13,800       617,550
  Walgreen Co.                             7,500     194,700     Edwards Lifesciences Corp.*   1,700       103,071
  Wal-Mart Stores, Inc.                   17,800     927,380     Elan Corp PLC - ADR*          8,700        57,768
  Williams-Sonoma, Inc.                    5,500      55,440     Eli Lilly & Co.              16,100       537,901
  WMS Industries, Inc.*                    2,100      43,911     Equifax, Inc.                 2,200        53,790
  WW Grainger, Inc.                        5,100     357,918     Express Scripts, Inc.*        5,400       249,318
  Wynn Resorts Ltd*                        2,500      49,925     General Mills, Inc.           7,300       364,124
  Yum! Brands, Inc.                       16,200     445,176     Gen-Probe, Inc.*                800        36,464
                                                                 GlaxoSmithKline PLC - ADR     5,400       167,778
CONSUMER, NON-CYCLICAL - 13.9%                                   Global Payments, Inc.         1,600        53,456
  Abbott Laboratories                     11,275     537,818     Health Net, Inc.*             2,600        37,648
  Aetna, Inc.                              6,700     163,011     Henry Schein, Inc.*           2,400        95,976
  Alexion Pharmaceuticals*                 1,700      64,022     Hershey Co.                   8,300       288,425
  Allergan, Inc.                           5,840     278,918     Hologic, Inc.*                3,700        48,433
  Altria Group, Inc.                      25,000     400,500     Humana, Inc.*                 1,800        46,944
  American Medical Systems*                4,400      49,060     Idexx Laboratories, Inc.*     3,300       114,114
  Amgen, Inc.*                            17,700     876,504     Illumina, Inc.*               5,900       219,716
  Amylin Pharmaceuticals, Inc.*            4,200      49,350     Intuitive Surgical, Inc.*     1,200       114,432
  Apollo Group, Inc.*                      2,945     230,682     Iron Mountain, Inc.*          3,912        86,729
  Arthrocare Corp.*                        2,000       9,800     ITT Educational Services, In  1,200       145,704
  AstraZeneca PLC - ADR                    5,100     180,795     JM Smucker Co.                2,900       108,083
  Automatic Data Processing               12,300     432,468     Johnson & Johnson            27,300     1,435,980



                             See Notes To Financial Statements


                                 ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                              MARCH 31, 2009


Common Stock                             Shares   Value        Common Stock                   Shares  Value
---------------------------------------- -------- ----------   ------------------------------ ------- ------------
CONSUMER, NON-CYCLICAL - 13.9% (Continued)                     ENERGY - 6.9%
  Kellogg Co.                              4,900  $  179,487     Apache Corp.                  2,800  $    179,452
  Kimberly-Clark Corp.                    13,100     604,041     Arch Coal, Inc.               3,400        45,458
  Kraft Foods, Inc.                       11,694     260,659     Baker Hughes, Inc.            7,100       202,705
  Laboratory Corp of America*              2,500     146,225     Bill Barrett Corp.*           2,200        48,928
  Life Technologies Corp.*                 3,200     103,936     BJ Services Co.              23,200       230,840
  Lincare Holdings, Inc.*                  1,900      41,420     BP PLC - ADR                 23,392       938,019
  Lorillard, Inc.                         10,000     617,400     Cabot Oil & Gas Corp.         5,300       124,921
  Manpower, Inc.                           1,400      44,142     Chevron Corp.                17,542     1,179,524
  Martek Biosciences Corp.*                3,200      58,400     Cameron International Corp.*  6,700       146,931
  Masimo Corp.*                            1,600      46,368     Complete Production Serv.*   11,000        33,880
  McCormick & Co., Inc.                   11,500     340,055     Concho Resources, Inc.*       6,600       168,894
  McKesson Corp.                           7,300     255,792     Consol Energy, Inc.           7,700       194,348
  Mead Johnson Nutrition Co.*              9,300     268,491     Core Laboratories             1,600       117,056
  Medtronic, Inc.                         14,200     418,474     Devon Energy Corp.            5,900       263,671
  Merck & Co., Inc.                       23,800     636,650     Diamond Offshore Drilling     4,900       308,014
  Millipore Corp.*                         1,100      63,151     EOG Resources, Inc.           2,800       153,328
  Monster Worldwide, Inc.*                 5,700      46,455     Exxon Mobil Corp.            21,902     1,491,526
  Moody's Corp.                           11,500     263,580     First Solar, Inc.*              700        92,890
  Myriad Genetics, Inc.*                   1,400      63,658     FMC Technologies, Inc.*       4,800       150,576
  New Oriental Edu. - ADR*                 1,100      55,275     Forest Oil Corp.*            18,400       241,960
  Patterson Cos., Inc.*                    2,500      47,150     Foundation Coal Holdings      4,600        66,010
  Paychex, Inc.                           21,493     551,725     GT Solar International, Inc.  9,500        63,080
  PepsiCo., Inc.                           9,100     468,468     Mariner Energy, Inc.*         5,200        40,300
  Pfizer, Inc.                            15,686     213,643     Massey Energy Co.             2,000        20,240
  Philip Morris International             31,000   1,102,980     Murphy Oil Corp.             16,800       752,136
  Procter & Gamble Co.                    30,900   1,455,081     Nabors Industries Ltd*        8,400        83,916
  QIAGEN NV*                               3,400      54,264     Newfield Exploration Co.*    13,100       297,370
  Quanta Services, Inc.*                   6,000     128,700     Oceaneering International, I  2,400        88,488
  Quest Diagnostics, Inc.                  7,188     341,286     Peabody Energy Corp.         19,000       475,760
  ResMed, Inc.*                            1,200      42,408     Petroleo Brasileiro - ADR     7,800       191,100
  Ritchie Bros Auctioneers                 9,400     174,746     Royal Dutch Shell PLC - ADR  12,800       567,040
  Robert Half International, Inc.          3,600      64,188     SandRidge Energy, Inc.*       3,500        23,065
  SEI Investments Co.                      4,300      52,503     Schlumberger Ltd              7,560       307,087
  St Jude Medical, Inc.*                   7,400     268,842     Smith International, Inc.    15,100       324,348
  Strayer Education, Inc.                    400      71,948     Sunoco, Inc.                  1,300        34,424
  Sysco Corp.                              7,800     177,840     Tetra Technologies, Inc.*     5,700        18,525
  Techne Corp.                             2,800     153,188     Total SA - ADR               18,400       902,704
  UnitedHealth Group, Inc.                15,700     328,601     Ultra Petroleum Corp.*       10,900       391,201
  Varian Medical Systems, Inc.*            3,500     106,540     Weatherford International Lt 14,800       163,836
  Vertex Pharmaceuticals, Inc.*            3,550     101,992     Williams Cos., Inc.          17,400       198,012
  VistaPrint Ltd*                          2,200      60,478     XTO Energy, Inc.             11,000       336,820
  Warner Chilcott Ltd*                     3,700      38,924
  WellPoint, Inc.*                        11,400     432,858   FINANCIAL - 5.8%
  Western Union Co.                       32,300     406,011     Aflac, Inc.                  17,400       336,864
  Zimmer Holdings, Inc.*                   6,300     229,950


                                         See Notes To Financial Statements



                                 ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                              MARCH 31, 2009


Common Stock                             Shares   Value        Common Stock                   Shares  Value
---------------------------------------- -------- ----------   ------------------------------ ------- ------------
FINANCIAL - 5.8% (Continued)                                   INDUSTRIAL - 5.7%
  AON Corp.                                8,400  $  342,888     3M Co.                        9,900  $    492,228
  Arch Capital Group Ltd*                  7,300     393,178     Agilent Technologies, Inc.*  11,300       173,681
  Assurant, Inc.                           1,200      26,136     Alliant Techsystems, Inc.*    4,200       281,316
  AvalonBay Communities, Inc.              5,094     239,724     AMETEK, Inc.                  3,500       109,445
  Axis Capital Holdings Ltd                2,000      45,080     Amphenol Corp.                2,300        65,527
  Bank of New York                        18,071     510,506     Boeing Co.                    8,040       286,063
  BB&T Corp.                               9,600     162,432     Caterpillar, Inc.             8,200       229,272
  BlackRock, Inc.                          3,700     481,148     CH Robinson Worldwide, Inc.   4,200       191,562
  Chubb Corp.                              9,800     414,736     Cogent, Inc.*                 4,100        48,790
  City National Corp.                      5,400     182,358     CSX Corp.                     8,700       224,895
  CME Group, Inc.                          2,000     492,780     Cummins, Inc.                 2,100        53,445
  Eaton Vance Corp.                        5,000     114,250     Cymer, Inc.*                  2,200        48,972
  Equity Residential                       8,200     150,470     Dolby Laboratories, Inc.*     3,900       133,029
  Essex Property Trust, Inc.               3,000     172,020     Donaldson Co., Inc.           4,400       118,096
  Federated Investors, Inc.               11,300     251,538     Emerson Electric Co.         14,000       400,120
  Franklin Resources, Inc.                 4,400     237,028     Empresa Brasileira - ADR*    16,500       218,955
  HCC Insurance Holdings, Inc.            12,700     319,913     Expeditors International      6,300       178,227
  Interactive Brokers Group*               3,100      50,003     FLIR Systems, Inc.*           3,400        69,632
  IntercontinentalExchange*                2,000     148,940     Flowserve Corp.               1,300        72,956
  Janus Capital Group, Inc.                5,500      36,575     Fluor Corp.                   5,100       176,205
  JPMorgan Chase & Co.                    19,700     523,626     Foster Wheeler AG*            6,600       115,302
  Keycorp                                 21,600     169,992     General Cable Corp.*          2,500        49,550
  Lazard Ltd                               2,000      58,800     General Dynamics Corp.        8,400       349,356
  Northern Trust Corp.                    18,400   1,100,688     Gentex Corp.                  3,400        33,864
  optionsXpress Holdings, Inc.             4,800      54,720     Goodrich Corp.               10,800       409,212
  PNC Financial Services Grp.              8,300     243,107     Graco, Inc.                   2,300        39,261
  Progressive Corp.*                      22,100     297,024     Harsco Corp.                  1,900        42,123
  RenaissanceRe Holdings Ltd               7,800     385,632     Honeywell International, Inc  7,600       211,736
  Simon Property Group, Inc.               4,964     171,949     IDEX Corp.                    2,025        44,287
  State Street Corp.                       7,800     240,084     II-VI, Inc.*                  2,300        39,514
  SVB Financial Group*                     2,800      56,028     Illinois Tool Works, Inc.     5,900       182,015
  Travelers Cos., Inc.                     5,300     215,392     Itron, Inc.*                  1,400        66,290
  US Bancorp                              31,828     465,007     ITT Corp.                     9,200       353,924
  Wells Fargo & Co.                       30,060     428,054     Jabil Circuit, Inc.          32,600       181,256
  WR Berkley Corp.                        13,500     304,425     Joy Global, Inc.             16,400       349,320
                                                                 Landstar System, Inc.         4,600       153,962
                                                                 Lockheed Martin Corp.         8,300       572,949
                                                                 McDermott International, Inc  6,400        85,696
                                                                 Mettler-Toledo International  1,700        87,261
                                                                 National Instruments Corp.    2,550        47,558
                                                                 Northrop Grumman Corp.        4,000       174,560
                                                                 Pall Corp.                    4,400        89,892
                                                                 Precision Castparts Corp.     3,000       179,700



                         See Notes To Financial Statements


                                 ADVANCE CAPITAL I, INC. - BALANCED FUND
                                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                              MARCH 31, 2009




Common Stock                             Shares   Value        Common Stock                   Shares  Value
---------------------------------------- -------- ----------   ------------------------------ ------- ------------
INDUSTRIAL - 5.7% (Continued)                                  TECHNOLOGY - 4.0% (Continued)
  Republic Services, Inc.                 24,850  $  426,178     Kla-Tencor Corp.              2,200  $     44,000
  Rockwell Collins, Inc.                   3,500     114,240     Lam Research Corp.*           2,100        47,817
  Roper Industries, Inc.                   1,600      67,920     Linear Technology Corp.      12,200       280,356
  Stericycle, Inc.*                        4,100     195,693     Logitech International*       4,300        44,204
  Terex Corp.*                             2,300      21,275     Marvell Technology Group*    13,100       119,996
  Trimble Navigation Ltd*                  6,100      93,208     Maxim Integrated Products     3,100        40,951
  Union Pacific Corp.                     12,400     509,764     MEMC Electronic Materials*    3,300        54,417
  United Parcel Service, Inc.              3,500     172,270     Microchip Technology, Inc.   13,012       275,724
  United Technologies Corp.                8,100     348,138     Microsoft Corp.              39,100       718,267
  Valmont Industries, Inc.                 1,900      95,399     National Semiconductor       18,300       187,941
  Wabtec Corp.                             1,600      42,208     NetApp, Inc.*                 7,500       111,300
  Waste Connections, Inc.*                 2,100      53,970     Nvidia Corp.*                10,500       103,530
  Waters Corp.*                            3,000     110,850     ON Semiconductor Corp.*       6,900        26,910
  Zebra Technologies Corp.*                1,700      32,334     Oracle Corp.                 10,900       196,963
                                                                 Perot Systems Corp.*          5,000        64,400
TECHNOLOGY - 4.0%                                                QLogic Corp.*                 5,700        63,384
  Accenture ltd                            7,100     195,179     Red Hat, Inc.*               11,200       199,808
  Activision Blizzard, Inc.*               5,642      59,015     Salesforce.com, Inc.*         3,800       124,374
  Adobe Systems, Inc.*                     6,900     147,591     Seagate Technology*          35,500       213,355
  Altera Corp.                             8,500     149,175     Silicon Laboratories, Inc.*   2,800        73,920
  American Reprographics Co.*              4,400      15,576     Synopsys, Inc.*               2,700        55,971
  Analog Devices, Inc.                    14,600     281,342     Teradyne, Inc.*               8,700        38,106
  ANSYS, Inc.*                             4,200     105,420     Texas Instruments, Inc.      11,400       188,214
  Autodesk, Inc.*                          8,800     147,928     Varian Semiconductor Equip.*  2,900        62,814
  BMC Software, Inc.*                      4,400     145,200     Xilinx, Inc.                 17,400       333,384
  Broadcom Corp.*                         10,200     203,796
  Check Point Software Tech.*              1,800      39,978   UTILITIES - 2.3%
  Citrix Systems, Inc.*                    4,000      90,560     Allegheny Energy, Inc.        9,800       227,066
  Cognizant Technology*                    5,036     104,698     Consolidated Edison, Inc.     7,500       297,075
  Dell, Inc.*                             19,000     180,120     Duke Energy Corp.            29,500       422,440
  Dun & Bradstreet Corp.                   1,900     146,300     Entergy Corp.                 4,900       333,641
  Electronic Arts, Inc.*                   3,200      58,208     Exelon Corp.                  7,550       342,695
  EMC Corp.*                              14,100     160,740     FPL Group, Inc.               8,200       415,986
  Fairchild Semiconductor*                 3,800      14,174     Pepco Holdings, Inc.         14,000       174,720
  Fidelity National Information            2,400      43,680     Pinnacle West Capital Corp.  10,700       284,192
  Fiserv, Inc.*                            1,650      60,159     Progress Energy, Inc.        11,200       406,112
  Integrated Device Technology*            5,100      23,205     SCANA Corp.                  13,600       420,104
  Intel Corp.                             28,700     431,361     Southern Co.                 17,700       541,974
  Intersil Corp.                           3,600      41,400     TECO Energy, Inc.            15,800       176,170
  Intuit, Inc.*                            6,800     183,600                                          ------------
  Jack Henry & Associates                  2,300      37,536   TOTAL COMMON STOCK - 50.2%
                                                                 (Cost $109,960,252)                  $ 85,095,778
                                                                                                      ============

*Securities are non-income producing
 ADR - American Depository Receipt
                                       See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                     MARCH 31, 2009


                                                                       Principal
Fixed Income Securities                     Coupon      Maturity       Amount              Value
------------------------------------------  ------    ----------    ------------    ------------
BASIC MATERIALS - 3.1%
    BHP Billiton Finance USA Ltd             7.250    03/01/2016    $    500,000    $    514,046
    Carpenter Technology Corp.               7.625    08/15/2011       1,500,000       1,543,824
    ArcelorMittal USA Partnership            9.750    04/01/2014       2,000,000       1,820,000
    Rohm and Haas Holdings Ltd               9.800    04/15/2020         287,500         269,195
    Westvaco Corp.                           7.650    03/15/2027       1,350,000       1,193,414

COMMUNICATIONS - 7.8%
    CBS Corp.                                8.625    08/01/2012       1,000,000         915,618
    New Cingular Wireless Services           8.750    03/01/2031       1,000,000       1,096,656
    Comcast Holdings Corp.                  10.625    07/15/2012       2,000,000       2,201,118
    COX Communications, Inc.                 6.850    01/15/2018       1,050,000         962,912
    Deutsche Telekom International           8.500    06/15/2010       1,900,000       1,984,710
    Michigan Bell Telephone Co.              7.850    01/15/2022       1,000,000       1,033,605
    TW, Inc.                                 9.150    02/01/2023       2,000,000       1,988,718
    Viacom, Inc.                             5.750    04/30/2011       1,000,000         974,159
    Verizon New Jersey, Inc.                 8.000    06/01/2022         650,000         646,237
    Vodafone Group PLC                       5.375    01/30/2015       1,500,000       1,491,669

CONSUMER, CYCLICAL - 1.6%
    CVS Caremark Corp.                       5.750    06/01/2017       2,000,000       1,950,324
    Macy's Retail Holdings, Inc.             7.450    09/15/2011       1,000,000         848,035

CONSUMER, NON-CYCLICAL - 4.2%
    Anheuser-Busch InBev*                    7.750    01/15/2019       2,000,000       1,994,202
    Genentech, Inc.                          4.750    07/15/2015       1,000,000         999,478
    Kraft Foods, Inc.                        6.125    02/01/2018       1,000,000       1,002,259
    Teva Pharmaceutical Finance              5.550    02/01/2016       2,000,000       2,082,054
    UnitedHealth Group, Inc.                 5.500    11/15/2012       1,000,000         998,487

ENERGY - 4.3%
    ConocoPhillips                           5.750    02/01/2019       1,000,000       1,006,629
    Marathon Oil Canada Corp.                8.375    05/01/2012       1,350,000       1,412,568
    Noble Corp.                              5.875    06/01/2013       1,000,000         947,887
    StatoilHydro ASA                         7.500    10/01/2016       1,000,000       1,109,446
    TransCanada Pipelines Ltd                7.690    06/30/2016       1,100,000       1,188,585
    Weatherford International, Inc.          6.350    06/15/2017       2,000,000       1,713,478




                                  See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                     MARCH 31, 2009


                                                                       Principal
Fixed Income Securities                     Coupon      Maturity       Amount              Value
------------------------------------------  ------    ----------    ------------    ------------
FINANCIAL - 10.5%
    AIG Retirement Services, Inc.            8.125    04/28/2023    $    500,000    $    154,331
    American Express Bank FSB                5.500    04/16/2013       2,000,000       1,724,984
    Bank One Corp.                          10.000    08/15/2010         750,000         777,174
    Deutsche Bank Trust Corp.                7.500    11/15/2015       1,000,000         980,921
    CitiFinancial, Inc.                      6.625    06/01/2015       1,250,000       1,083,151
    Comerica Bank                            7.125    12/01/2013         940,000         832,297
    Goldman Sachs Group, Inc.                6.875    01/15/2011       1,000,000       1,010,547
    HSBC Finance Corp.                       6.375    11/27/2012       1,000,000         807,452
    Invesco Ltd                              5.625    04/17/2012       1,000,000         768,516
    Jefferies Group, Inc.                    6.450    06/08/2027       2,000,000       1,141,094
    Morgan Stanley                           6.750    10/15/2013       1,000,000         975,261
    Morgan Stanley                           4.750    04/01/2014       1,000,000         817,577
    National Rural Utilities                10.375    11/01/2018       1,500,000       1,736,562
    Nationwide Life Global Funding I*        5.450    10/02/2012       1,000,000         890,688
    New York Life Global Funding*            5.250    10/16/2012       1,000,000       1,001,310
    Ohio National Financial Services*        7.000    07/15/2011       1,000,000         988,355
    Santander Financial Issuances            6.375    02/15/2011       1,000,000         998,407
    TIAA Global Markets, Inc.*               5.125    10/10/2012       1,000,000         989,844





                                  See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                     MARCH 31, 2009


Fixed Income Securities                                                Principal
and Short-Term Investments                  Coupon      Maturity       Amount              Value
------------------------------------------  ------    ----------    ------------    ------------
INDUSTRIAL - 2.2%
    Burlington Northern Santa Fe             5.750    03/15/2018    $  1,000,000    $    986,919
    Clark Equipment Co.                      8.000    05/01/2023         500,000         491,279
    Koninklijke Philips Electronics          7.250    08/15/2013       1,000,000       1,093,430
    United Parcel Service of America         8.375    04/01/2020       1,000,000       1,231,109

MORTGAGE SECURITIES - 5.9%
    Chase Mortgage Finance Corp.             6.500    05/25/2036       1,180,388         897,183
    Countrywide Alternative Loan             6.000    06/25/2037       1,700,196         428,044
    Fannie Mae Pool                          7.000    04/01/2033         708,299         760,011
    Freddie Mac Gold Pool                    6.500    06/01/2024         714,702         761,842
    Freddie Mac Gold Pool                    7.000    10/01/2031         993,687       1,078,875
    Freddie Mac Gold Pool                    6.500    02/01/2032       1,038,686       1,103,299
    Freddie Mac Gold Pool                    6.500    08/01/2032         856,564         909,848
    Freddie Mac Gold Pool                    6.500    12/01/2032       1,193,768       1,268,775
    Freddie Mac Gold Pool                    6.500    04/01/2033         531,054         564,421
    Lehman Mortgage Trust                    6.000    09/25/2036       1,180,401         524,541
    MASTR Asset Securitization               6.250    05/25/2036       1,038,321         878,781
    Residential Asset Securitization         6.500    06/25/2037       1,561,018         707,336

TECHNOLOGY - 1.3%
    International Business Machines          7.500    06/15/2013       2,000,000       2,274,624

UTILITIES - 5.4%
    Detroit Edison Co.                       6.400    10/01/2013    $  2,000,000    $  2,138,144
    Entergy Gulf States, Inc.                5.250    08/01/2015       1,750,000       1,581,382
    Michigan Consolidated Gas Co.            8.250    05/01/2014       1,050,000       1,184,862
    Monongahela Power Co.*                   7.950    12/15/2013       1,004,000       1,086,084
    Northern States Power Co.                8.000    08/28/2012       1,000,000       1,120,190
    PSEG Power LLC                           5.500    12/01/2015       2,000,000       1,838,636
                                                                                    ------------
TOTAL FIXED-INCOME SECURITIES - 46.3%
    (Cost $86,586,779)                                                                78,477,399

SHORT-TERM INVESTMENTS - 1.6%
    Fifth Third Institutional Money Market Fund                                        2,867,516
    (Cost $2,867,516)
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES - 98.1%
    (Cost $199,414,545)                                                              166,440,693

OTHER ASSETS LESS LIABILITIES - 1.9%                                                   3,220,462
                                                                                    ------------
TOTAL NET ASSETS - 100.0%                                                           $169,661,155
                                                                                    ============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2009, the aggregate market value of these securities amounted to $6,950,483 or 4.10% of net assets.


                                        See Notes To Financial Statements

                       ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH  31, 2009


                                                       Common Stock and
Common Stock                         Shares     Value  Short-Term Investments                 Shares       Value
----------------------------------  ------- ---------  ----------------------------------- --------- -----------
BASIC MATERIALS - 1.4%                                 FINANCIAL - 16.7%
  Freeport-McMoRan*                   2,765 $ 105,374   ACE Ltd                                4,645 $   187,658
                                                        American Express Co.                   3,525      48,046
COMMUNICATIONS - 17.1%                                  Berkshire Hathaway, Inc.*                 61     172,020
  Cisco Systems, Inc.*               12,095   202,833   HCC Insurance Holdings, Inc.           5,755     144,968
  Google, Inc.*                         250    87,015   JPMorgan Chase & Co.                   6,675     177,422
  Harris Corp.                        5,085   147,160   Loews Corp.                            5,515     121,882
  Liberty Media Corp.*               12,625    88,123   Travelers Cos., Inc.                   5,240     212,954
  Liberty Media Corp.*               16,400   327,180   US Bancorp                             7,460     108,991
  Symantec Corp.*                    14,430   215,584   Wells Fargo & Co.                      5,825      82,948
  Time Warner, Inc.                   8,572   165,433
  Time Warner Cable, Inc.*            2,152    53,378  INDUSTRIAL - 12.5%
                                                        Boeing Co.                             5,725     203,696
CONSUMER, CYCLICAL - 2.2%                               Burlington Northern Santa Fe           1,250      75,188
  Wal-Mart Stores, Inc.               3,200   166,720   General Dynamics Corp.                 3,265     135,791
                                                        General Electric Co.                  10,380     104,942
CONSUMER, NON-CYCLICAL - 21.5%                          L-3 Communications                     2,770     187,806
  Altria Group, Inc.                 14,980   239,980   Northrop Grumman Corp.                 5,295     231,074
  Biogen Idec, Inc.*                  1,855    97,239
  CIGNA Corp.                         6,435   113,192  TECHNOLOGY - 13.8%
  Coca-Cola Co.                       1,950    85,703   Check Point Software Tech.*           10,630     236,092
  Eli Lilly & Co.                     2,450    81,855   Computer Sciences Corp.*               6,740     248,302
  Forest Laboratories, Inc.*          4,775   104,859   EMC Corp.*                            14,970     170,658
  Johnson & Johnson                   6,320   332,432   Microsoft Corp.                        9,155     168,177
  Pfizer, Inc.                       14,415   196,332   Oracle Corp.                          12,345     223,074
  Philip Morris International         3,065   109,053                                                -----------
  Procter & Gamble Co.                2,925   137,738  TOTAL COMMON STOCK - 98.7%
  UnitedHealth Group, Inc.            5,725   119,824   (Cost $11,166,792)                             7,433,982

ENERGY - 13.5%                                         SHORT-TERM INVESTMENTS - 1.0%
  Anadarko Petroleum Corp.            2,125    82,641    Fifth Third Instl Money Market Fund              79,853
  Apache Corp.                        1,100    70,499    (Cost $79,853)
  Chesapeake Energy Corp.             9,560   163,094  TOTAL INVESTMENTS IN SECURITIES - 99.7%
  Chevron Corp.                       4,175   280,727   (Cost $11,246,645)                             7,513,835
  ConocoPhillips                      6,250   244,750
  Transocean Ltd*                     2,950   173,578  OTHER ASSETS LESS LIABILITIES - 0.3%               20,078
                                                                                                     -----------
                                                       TOTAL NET ASSETS - 100.0%                     $ 7,533,913
                                                                                                     ===========



* Securities are non-income producing

                                           See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
BASIC MATERIALS - 5.3%
    Alcoa, Inc.                               5.870    02/23/2022    $  3,000,000    $  1,816,529
    Carpenter Technology Corp.                7.625    08/15/2011       2,295,000       2,362,051
    Freeport-McMoRan                          8.250    04/01/2015       3,000,000       2,872,500
    Rio Tinto Finance USA Ltd                 7.125    12/01/2013         500,000         556,592
    ArcelorMittal USA Partnership             9.750    04/01/2014       3,500,000       3,185,000
    Placer Dome, Inc.                         7.750    06/15/2015       1,500,000       1,519,103
    Steel Dynamics, Inc.                      7.375    11/01/2012       3,000,000       2,340,000
    Westvaco Corp.                            7.650    03/15/2027       2,700,000       2,386,827

COMMUNICATIONS - 10.5%
    CBS Corp.                                 8.625    08/01/2012         750,000         686,714
    CBS Corp.                                 5.625    08/15/2012       2,000,000       1,720,370
    Comcast Cable Communications              8.500    05/01/2027       1,000,000       1,041,395
    Comcast Holdings Corp.                   10.625    07/15/2012       1,500,000       1,650,839
    COX Communications, Inc.                  6.850    01/15/2018       1,250,000       1,146,324
    COX Enterprises, Inc.*                    7.375    07/15/2027       1,000,000         823,041
    DirecTV Holdings LLC                      6.375    06/15/2015       3,000,000       2,827,500
    GTE Corp.                                 8.750    11/01/2021       1,500,000       1,610,249
    Liberty Media LLC                         5.700    05/15/2013       3,000,000       2,227,032
    Michigan Bell Telephone Co.               7.850    01/15/2022       2,000,000       2,067,210
    News America Holdings, Inc.               8.500    02/23/2025       2,300,000       2,117,063
    Pacific Bell Telephone Co.                7.250    11/01/2027       2,000,000       1,880,636
    Qwest Corp.                               8.875    03/15/2012       3,000,000       2,962,500
    Rogers Communications, Inc.               8.000    12/15/2012       3,000,000       3,026,250
    Sprint Capital Corp.                      6.375    05/01/2009       1,000,000       1,000,000
    TW, Inc.                                  9.150    02/01/2023       3,000,000       2,983,077
    Verizon New Jersey, Inc.                  8.000    06/01/2022       1,000,000         994,210
    Viacom, Inc.                              5.750    04/30/2011       3,000,000       2,922,477

CONSUMER, CYCLICAL - 3.9%
    Best Buy Co., Inc.                        6.750    07/15/2013       3,000,000       2,854,316



                          See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
CONSUMER, CYCLICAL - 3.9% (Continued)
    CVS Caremark Corp.                        5.750    06/01/2017    $  3,000,000    $  2,925,486
    Home Depot, Inc.                          5.875    12/16/2036       3,000,000       2,124,543
    Royal Caribbean Cruises Ltd               8.750    02/02/2011       3,000,000       2,190,000
    Toro Co.                                  7.800    06/15/2027       2,177,000       1,730,049
    Wynn Las Vegas LLC                        6.625    12/01/2014       1,000,000         755,000

CONSUMER, NON-CYCLICAL - 14.8%
    Altria Group, Inc.                        8.500    11/10/2013       3,000,000       3,253,649
    Anheuser-Busch InBev*                     7.750    01/15/2019       3,000,000       2,991,303
    Archer-Daniels-Midland Co.                8.375    04/15/2017       1,000,000       1,164,163
    Campbell Soup Co.                         8.875    05/01/2021       2,145,000       2,802,159
    CIGNA Corp.                               7.650    03/01/2023       1,500,000       1,293,695
    CIGNA Corp.                               7.875    05/15/2027       1,000,000         799,038
    Corrections Corp of America               7.500    05/01/2011       3,000,000       3,007,500
    Diageo Capital PLC                        5.750    10/23/2017       2,000,000       2,038,798
    FBG Finance Ltd*                          5.125    06/15/2015       2,000,000       1,702,318
    GlaxoSmithKline Capital, Inc.             4.375    04/15/2014       2,000,000       2,030,462
    Kraft Foods, Inc.                         6.125    02/01/2018       3,000,000       3,006,777
    Land O' Lakes, Inc.                       9.000    12/15/2010       3,000,000       3,011,250
    McKesson Corp.                            6.500    02/15/2014       2,000,000       2,068,688
    Roche Holdings, Inc.*                     5.000    03/01/2014       3,000,000       3,070,581
    Sysco Corp.                               6.500    08/01/2028       3,000,000       3,164,007
    Teva Pharmaceutical Finance               5.550    02/01/2016       3,000,000       3,123,081
    UnitedHealth Group, Inc.                  5.500    11/15/2012       3,000,000       2,995,461
    WellPoint, Inc.                           5.875    06/15/2017       3,500,000       3,290,259
    Wyeth                                     6.000    02/15/2036       3,000,000       2,799,552




                                  See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
ENERGY - 11.8%
    ANR Pipeline Co.                          9.625    11/01/2021    $  2,000,000    $  2,399,269
    Burlington Resources, Inc.                9.125    10/01/2021         500,000         627,388
    ConocoPhillips                            5.750    02/01/2019       1,000,000       1,006,629
    Hess Corp.                                8.125    02/15/2019       3,000,000       3,092,610
    Husky Energy, Inc.                        6.200    09/15/2017       2,575,000       2,334,289
    Kerr-McGee Corp.                          6.875    09/15/2011         500,000         511,034
    Louisiana Land & Exploration              7.650    12/01/2023         750,000         825,398
    National Oilwell Varco, Inc.              6.125    08/15/2015       2,500,000       2,182,400
    Noble Corp.                               5.875    06/01/2013       3,000,000       2,843,661
    Plains Exploration & Production           7.750    06/15/2015       2,500,000       2,150,000
    Shell International Finance BV            4.000    03/21/2014       3,000,000       3,042,093
    StatoilHydro ASA                          7.500    10/01/2016       3,000,000       3,328,338
    Sunoco, Inc.                              4.875    10/15/2014       2,000,000       1,767,574
    Swift Energy Co.                          7.625    07/15/2011       3,000,000       2,280,000
    Transocean, Inc.                          7.375    04/15/2018       2,000,000       2,053,222
    Ultramar Diamond Shamrock                 7.200    10/15/2017       2,250,000       2,018,043
    USX Corp.                                 9.375    02/15/2012       2,150,000       2,255,326
    USX Corp.                                 9.375    05/15/2022         610,000         641,610
    Weatherford International, Inc.           6.350    06/15/2017       3,000,000       2,570,217

FINANCIAL - 14.1%
    AIG Retirement Services, Inc.             8.125    04/28/2023       2,000,000         617,324
    American Express Bank FSB                 5.500    04/16/2013       3,000,000       2,587,475
    Caterpillar Financial Services            5.450    04/15/2018       2,000,000       1,715,892
    Citigroup, Inc.                           7.250    10/01/2010       1,000,000         902,185
    Citigroup, Inc.                           6.125    11/21/2017       2,000,000       1,734,012
    Comerica Bank                             7.125    12/01/2013       1,500,000       1,328,133
    Comerica Bank                             8.375    07/15/2024         200,000         137,792
    Deutsche Bank Trust Corp.                 7.500    11/15/2015       2,500,000       2,452,303
    Fairfax Financial Holdings Ltd            7.750    04/26/2012       1,000,000         946,250
    Farmers Insurance Exchange*               8.625    05/01/2024       2,000,000       1,263,720
    General Electric Capital Corp.            5.250    10/19/2012       1,000,000         962,717
    General Electric Capital Corp.            5.000    03/30/2019       3,000,000       2,459,241
    Goldman Sachs Group, Inc.                 6.750    10/01/2037       2,500,000       1,690,853
    Hospitality Properties Trust              5.625    03/15/2017       1,000,000         482,238
    Host Hotels & Resorts LP                  6.875    11/01/2014       2,000,000       1,540,000
    HSBC America Capital Trust II*            8.380    05/15/2027       1,000,000         573,555
    HSBC Finance Corp.                        6.375    11/27/2012       1,000,000         807,452
    Icahn Enterprises LP                      7.125    02/15/2013       3,000,000       2,385,000



                                    See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
FINANCIAL - 14.1% (Continued)
    Invesco Ltd                               5.375    02/27/2013    $  2,000,000    $  1,446,390
    Invesco Ltd                               5.625    04/17/2012       1,000,000         768,516
    Jefferies Group, Inc.                     6.450    06/08/2027       3,000,000       1,711,641
    JPMorgan Chase & Co.                      6.625    03/15/2012         500,000         488,370
    Merrill Lynch & Co., Inc.                 5.450    02/05/2013       1,500,000       1,229,640
    Morgan Stanley                            5.250    11/02/2012       1,000,000         938,514
    Morgan Stanley                            5.950    12/28/2017       2,000,000       1,816,806
    National Rural Utilities                 10.375    11/01/2018       2,500,000       2,894,270
    Nationsbank Corp.                        10.200    07/15/2015       1,000,000       1,076,875
    New England Mutual Life Ins.              7.875    02/15/2024       1,650,000       1,502,949
    Ohio National Financial Services*         7.000    07/15/2011       2,000,000       1,976,710
    Republic New York Corp.                   9.125    05/15/2021       1,000,000         834,130
    Santander Financial Issuances             6.375    02/15/2011         750,000         748,805
    Security Benefit Life Insurance*          8.750    05/15/2016       2,000,000         340,000
    Travelers Property Casualty               7.750    04/15/2026       2,000,000       1,925,146
    Washington Mutual Finance                 6.875    05/15/2011       1,000,000         908,310

INDUSTRIAL - 8.8%
    Allied Waste North America, Inc.          6.375    04/15/2011       2,000,000       1,979,999
    Arrow Electronics, Inc.                   7.500    01/15/2027       2,300,000       1,851,645
    Boeing Co.                                5.000    03/15/2014       3,000,000       3,075,174
    Burlington Northern, Inc.                 8.750    02/25/2022       1,750,000       2,100,306
    Canadian Pacific Railway Co.              6.500    05/15/2018       3,000,000       2,698,671
    Clark Equipment Co.                       8.000    05/01/2023         500,000         491,279
    Deere & Co.                               8.500    01/09/2022       1,000,000       1,182,116
    Federal Express Corp.                     9.650    06/15/2012       1,047,000       1,143,399
    Gulfmark Offshore, Inc.                   7.750    07/15/2014       2,375,000       1,757,500
    Ingersoll-Rand Co.                        9.000    08/15/2021         305,000         307,429
    Joy Global, Inc.                          6.000    11/15/2016       3,000,000       2,510,760



                                   See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
INDUSTRIAL - 8.8% (Continued)
    Koninklijke Philips Electronics           7.250    08/15/2013    $  2,000,000    $  2,186,860
    Northrop Grumman                          9.375    04/15/2021       1,000,000       1,357,464
    Pactiv Corp.                              7.950    12/15/2025       2,500,000       2,158,605
    Stagecoach Transport Holdings             8.625    11/15/2009         500,000         498,879
    Thomas & Betts Corp.                      7.250    06/01/2013       3,000,000       3,026,178

MORTGAGE SECURITIES - 15.9%
    Banc of America Alternative Loan          6.000    11/25/2046       1,276,619         631,129
    Banc of America Funding Corp.             6.000    03/25/2037       2,347,074       1,849,400
    Banc of America Mortgage                  6.000    05/25/2037       2,466,389       1,525,717
    Chase Mortgage Finance Corp.              6.500    05/25/2036       2,087,875       1,586,940
    Countrywide Alternative Loan              5.500    09/25/2035       1,742,657       1,024,356
    Countrywide Alternative Loan              6.250    07/25/2036         826,287         542,305
    Countrywide Alternative Loan              6.000    07/25/2036         453,831         202,304
    Countrywide Alternative Loan              6.000    12/25/2036       1,060,844         471,411
    Countrywide Alternative Loan              6.000    05/25/2037       2,256,441       1,300,637
    Countrywide Alternative Loan              6.000    05/25/2037       1,827,023         703,461
    Countrywide Alternative Loan              6.000    06/25/2037       2,550,294         642,066
    Countrywide Home Loan                     5.750    05/25/2037       1,876,186         881,936
    Credit Suisse Mortgage Capital            6.500    03/25/2036         714,896         395,427
    Credit Suisse Mortgage Capital            6.250    06/25/2036       1,955,416         886,048
    Fannie Mae Pool                           7.000    02/01/2032       1,419,891       1,533,018
    Fannie Mae Pool                           7.000    03/01/2032       1,398,188       1,505,832
    Fannie Mae Pool                           7.000    04/01/2033       1,107,852       1,188,736




                                 See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009

                                                                        Principal
Fixed Income Securities                      Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
MORTGAGE SECURITIES - 15.9% (Continued)
    Freddie Mac Gold Pool                     6.500    06/01/2024    $  1,667,638    $  1,777,631
    Freddie Mac Gold Pool                     7.000    10/01/2031       1,695,810       1,841,189
    Freddie Mac Gold Pool                     6.500    02/01/2032       1,663,523       1,767,006
    Freddie Mac Gold Pool                     7.000    05/01/2032       2,209,996       2,385,147
    Freddie Mac Gold Pool                     6.500    08/01/2032       1,142,085       1,213,130
    Freddie Mac Gold Pool                     6.500    04/01/2033       1,593,162       1,693,264
    Freddie Mac Gold Pool                     7.000    09/01/2033         500,867         536,275
    Freddie Mac Gold Pool                     6.500    10/01/2038       2,949,439       3,112,933
    Ginnie Mae I pool                         6.500    09/15/2038       2,509,714       2,636,174
    Ginnie Mae I pool                         6.500    10/15/2038       2,633,594       2,766,296
    Ginnie Mae I pool                         6.500    10/15/2038       3,127,035       3,284,601
    Ginnie Mae II pool                        6.500    09/20/2038       2,561,819       2,687,758
    Ginnie Mae II pool                        7.000    10/20/2038       2,487,087       2,619,650
    Lehman Mortgage Trust                     6.482    04/25/2036       1,696,834       1,146,113
    Lehman Mortgage Trust                     6.000    09/25/2036       2,173,851         966,005
    Lehman Mortgage Trust                     6.653    06/25/2037       2,321,701       1,393,312
    MASTR Alternative Loans Trust             6.500    12/25/2033         228,510         194,948
    Merrill Lynch Mortgage Investors          6.250    10/25/2036       2,804,323       1,081,657
    Residential Asset Securitization          6.500    06/25/2037       2,809,832       1,273,205

TECHNOLOGY - 3.9%
    Affiliated Computer Services, Inc.        5.200    06/01/2015       3,000,000       2,467,500
    Hewlett-Packard Co.                       5.500    03/01/2018       2,000,000       2,050,858
    International Business Machines           8.375    11/01/2019       2,000,000       2,390,504
    Oracle Corp.                              5.750    04/15/2018       3,000,000       3,130,857
    Xerox Corp.                               7.625    06/15/2013       2,760,000       2,462,941

UTILITIES - 9.3%
    Carolina Power & Light Co.                8.625    09/15/2021       3,000,000       3,486,186
    Commonwealth Edison Co.                   6.150    09/15/2017       2,155,000       2,047,948



                                See Notes To Financial Statements



                  ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    MARCH 31, 2009


Fixed Income Securities and                                             Principal
Short-Term Investments                       Coupon      Maturity       Amount             Value
-------------------------------------------- ------    ----------    ------------    ------------
UTILITIES - 9.3% (Continued)
    Delmarva Power & Light Co.                6.400    12/01/2013    $  3,000,000    $  3,149,841
    Detroit Edison Co.                        6.400    10/01/2013       3,000,000       3,207,216
    Duke Energy Corp.                         6.300    02/01/2014       3,000,000       3,071,190
    Entergy Louisiana LLC                     5.090    11/01/2014       2,500,000       2,333,353
    Monongahela Power Co.*                    7.950    12/15/2013       3,000,000       3,245,271
    PSEG Power LLC                            5.500    12/01/2015       2,000,000       1,838,636
    CenterPoint Energy Houston                9.150    03/15/2021       2,300,000       2,512,840
    Southern California Edison Co.            4.150    09/15/2014       3,000,000       3,039,687
    Southern Co Capital Funding, Inc.         5.750    11/15/2015       2,000,000       2,004,928
                                                                                     ------------
TOTAL FIXED INCOME SECURITIES - 98.3%
    (Cost $358,291,755)                                                               316,052,976

SHORT-TERM INVESTMENTS - 0.3%
    Fifth Third Institutional Money Market Fund                                           897,066
    (Cost $897,066)
                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES - 98.6%
    (Cost $359,188,821)                                                               316,950,042

OTHER ASSETS LESS LIABILITIES - 1.4%                                                    4,555,671
                                                                                     ------------
TOTAL NET ASSETS - 100.0%                                                            $321,505,713
                                                                                     ============





* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2009, the aggregate market value of these securities amounted to $15,986,499 or 4.97% of net assets.


                                             See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the Adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

     Effective January 1, 2008, the Advance Capital I, Inc. Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard established the definition of fair value, sets out a framework for measuring fair value and expands disclosure about fair value measurements. FAS 157 established and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Funds' investments.

The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments in securities as of March 31, 2009:


                                  Equity                              Retirement               Core
Valuation Inputs             Growth Fund         Balanced Fund       Income Fund        Equity Fund
-----------------------------------------------------------------------------------------------------
Level 1 - Quoted
     Prices                  $71,269,717           $87,963,294          $897,066         $7,513,835
Level 2 - Other
     Significant
     Observable
     Inputs                           $0           $78,477,399      $315,712,976                 $0
Level 3 - Significant
     Unobservable
     Inputs                           $0                    $0          $340,000                 $0
-----------------------------------------------------------------------------------------------------
Total Market Value
     of Investments          $71,269,717          $166,440,693      $316,950,042         $7,513,835
=====================================================================================================


The following is a reconciliation of the Level 3 investments in securities for the quarter ended March 31, 2009:


                                                    Equity                     Retirement         Core
                                                    Growth        Balanced         Income       Equity
                                                      Fund	      Fund           Fund         Fund
---------------------------------------------------------------------------------------------------------
Balance as of 12/31/2008                          $611,436        $736,674     $1,482,370           $0
Accrued discounts/premiums                               0               0              0            0
Realized gain/(loss)                              (914,404)     (1,057,220)      (424,074)           0
Change in unrealized appreciation (depreciation)   660,361         733,758       (552,547)           0
Net purchases (sales)                             (357,393)       (413,212)      (165,749)           0
Transfers in to (out of) Level 3                         0               0              0            0
---------------------------------------------------------------------------------------------------------
Balance as of 03/31/09                                  $0              $0       $340,000           $0
=========================================================================================================


c) At March 31, 2009, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:



                                                                                        Total Net
                                                      Unrealized       Unrealized      Unrealized
                                     Total Cost     Appreciation     Depreciation    Depreciation
----------------------------------------------------------------------------------------------------
Equity Growth Fund                 $100,006,198       $7,214,518     ($35,950,999)   ($28,736,481)
Balanced Fund                      $199,414,545       $5,626,858     ($38,600,710)   ($32,973,852)
Core Equity Fund                    $11,246,645          $26,251      ($3,759,061)    ($3,732,810)
Retirement Income Fund             $359,188,821       $3,916,073     ($46,154,852)   ($42,238,779)



d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 29, 2009


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 29, 2009



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 29, 2009